Commitments and Contingencies (Details) $ in Thousands		1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 13, 2018 ft²	Mar. 31, 2016 ft²
Future minimum lease payments under non‑cancelable operating lease commitments
Recorded rent expense				$ 305	$ 101	$ 714	$ 301	$ 402	$ 286
Manufacturing Commitments
Minimum payments committed				34,891		34,891		$ 7,766
Wellesley Hills office
Area of leased space after expansion | ft²											10,800
Monthly lease payments, inclusive of base rent and ancillary charges	$ 27	$ 27
Lexington office
Area of leased space after expansion | ft²										27,244
Monthly base rent payment			$ 73
Future minimum lease payments under non‑cancelable operating lease commitments
2018				218		218
2019				872		872
2020				872		872
2021				508		508
Total				$ 2,470		$ 2,470